Cover	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SESEN BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36296
Entity Tax Identification Number	26-2025616
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	444-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SESN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false
Document Period End Date	Oct. 27, 2021